Schedule of amount due to directors (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Amount owing to directors		$ 670,897
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount owing to directors	487,890	17,212
Total Amount to directors	$ 487,890	$ 17,212